Earnings per $0.25 Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per $0.25 Ordinary Share
Schedule of Earnings per Ordinary Share

	2017	2016	2015
Profit for the year attributable to equity holders ($m)	3,001	3,499	2,825
Basic earnings per Ordinary Share	$ 2.37	$ 2.77	$ 2.23
Diluted earnings per Ordinary Share	$ 2.37	$ 2.76	$ 2.23
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,266	1,265	1,264
Dilutive impact of share options outstanding (millions)	1	1	1
Diluted weighted average number of Ordinary Shares in issue (millions)	1,267	1,266	1,265